RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Schedule of key management remuneration

	For the years ended December 31,
	2018	2017	2016
Short-term employee benefits
Employee salaries and bonuses	$2,112,605	$1,326,702	$1,224,103
Directors fees	270,000	267,785	270,000
Social security and medical care costs	63,529	32,912	43,224
	2,446,134	1,627,399	1,537,327
Post-employment benefits
Contributions to defined contribution pension plan	34,162	15,928	13,646
Employee termination expenses	296,592	—	—
	330,754	15,928	13,646

Share-based payments	2,270,023	1,055,719	253,766

Total key management remuneration	$5,046,911	$2,699,046	$1,804,739